Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories
	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Raw materials	3,167	4,525
Work-in-progress	1,571	713
Finished goods	2,543	1,759
	7,281	6,997